                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-02589
                                                      ---------

                            Eaton Vance Series Trust
                            ------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

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SEMIANNUAL REPORT JUNE 30, 2004

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EATON VANCE TAX-MANAGED GROWTH FUND 1.0

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 as of June 30, 2004
INVESTMENT UPDATE

MANAGEMENT DISCUSSION

- Following a strong run-up in 2003, the first half of 2004 saw modest advances for U.S. equity markets. Optimism regarding an improving economy and accelerating earnings growth was offset by higher interest rates, rising inflation and continuing uncertainty over the situation in Iraq. As the first half of 2004 came to a close, the potential for greater stability in Iraq and clarity with regard to Fed policy renewed investor optimism, and equity markets ended the period on a positive note.

- While the Portfolio's sector allocation remained similar to last year's, several industry shifts were initiated during the period. For instance, although we remained positive on the consumer, rising energy costs and decreased refinancing activity presented obstacles to consumers' future spending. As a result, we trimmed the Portfolio's relative overweighting of the consumer discretionary sector, particularly in the specialty retail area. Although this move was timely, the Portfolio's exposure to other industries within the sector had a slight negative effect on performance.

- Management also continued to decrease selected health care and technology positions, relatively weaker performing sectors year-to-date. The underweight of the semiconductor equipment and software industries of the information technology sector was particularly beneficial. Although de-emphasis of the health care sector has been prudent over the longer-term, the Portfolio's weaker selection in the equipment and supplies stocks resulted in mixed short-term results.

- On the positive side, a continuing emphasis on consumer staples and industrials, the market's strongest performing sectors during the period, was beneficial to performance. Solid stock selection in the food, staples retailing, and machinery industries also made significant contributions to returns.

- Another positive was the Portfolio's exposure to the energy sector. This shift was correctly initiated last year and enabled the Portfolio's oil exploration and gas investments to benefit from a global supply and demand imbalance and subsequent rising oil prices. The Portfolio's selection in the cyclical metals and mining industries was also notable.

THE FUND

  THE PAST SIX MONTHS

- During the six months ended June 30, 2004, shares of Tax-Managed Growth Fund
  1.0 had a total return of 3.46%. This return was the result of an increase in net asset value to $508.73 per share on June 30, 2004, from $493.87 per share on December 31, 2003, and the distribution of $2.20 per share in dividend income.

- For comparison, during the six months ended June 30, 2004, the Standard & Poors Composite 500 Index, an unmanaged index commonly used to measure the performance of U.S. stocks, had a total return of 3.44%.(1) Over this same period, the average return of the funds in the Lipper Large-Cap Core Classification was 1.97%.(1)

  SEE PAGE 3 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF MANAGEMENT AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

(1) It is not possible to invest directly in an Index or a Lipper
Classification.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 as of June 30, 2004
PERFORMANCE

The table below sets forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities, it is important for investors to know the effect of taxes on the Fund's returns.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2004)

RETURNS AT NET ASSET VALUE (NAV)

                                        ONE YEAR    FIVE YEARS     TEN YEARS
Return Before Taxes                       18.46%         0.58%     13.16%
Return After Taxes on Distributions       17.92%         0.35%     12.83%
Return After Taxes on Distributions
and Sale of Fund Shares                   12.57%         0.47%     11.74%

The Fund commenced operations on 3/29/66.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for 5 years and 10 years reflect tax credits passed by the Fund to shareholders. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 as of June 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investment in Tax Managed Growth Portfolio, at value
   (identified cost, $149,444,772)                                              $   989,897,200
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $   989,897,200
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LIABILITIES

Payable for Fund shares redeemed                                                $       461,496
Payable to affiliate for Trustees' fees                                                     865
Accrued expenses                                                                         25,127
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TOTAL LIABILITIES                                                               $       487,488
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NET ASSETS FOR 1,944,881 SHARES OF BENEFICIAL INTEREST OUTSTANDING              $   989,409,712
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SOURCES OF NET ASSETS

Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost) less the excess of cost of Fund shares redeemed over proceeds from sales of Fund shares (including shares issued to
   shareholders electing to receive payments of distributions in Fund shares)   $   167,154,678

Accumulated undistributed net investment income                                       1,311,778
Accumulated federal tax on undistributed net realized long-term capital gain,
   paid on behalf of the shareholders                                               (19,509,172)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                 840,452,428
-----------------------------------------------------------------------------------------------
TOTAL                                                                           $   989,409,712
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NET ASSET VALUE AND REDEMPTION PRICE PER SHARE

($989,409,712 DIVIDED BY 1,944,881 SHARES OF BENEFICIAL INTEREST OUTSTANDING)   $        508.73
-----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004


INVESTMENT INCOME
Dividends allocated from Portfolio (net of foreign taxes, $123,069)             $     7,192,596
Interest allocated from Portfolio                                                        27,966
Expenses allocated from Portfolio                                                    (2,193,417)
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NET INVESTMENT INCOME FROM PORTFOLIO                                            $     5,027,145
-----------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                     $         1,714
Transfer and dividend disbursing agent fees                                              22,835
Custodian fee                                                                            14,736
Legal and accounting services                                                            10,481
Printing and postage                                                                      5,518
Miscellaneous                                                                               860
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TOTAL EXPENSES                                                                  $        56,144
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NET INVESTMENT INCOME                                                           $     4,971,001
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REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                              $     7,251,603
   Foreign currency transactions                                                          1,575
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NET REALIZED GAIN                                                               $     7,253,178
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                          $    21,366,250
   Foreign currency                                                                      (3,964)
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NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $    21,362,286
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NET REALIZED AND UNREALIZED GAIN                                                $    28,615,464
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NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $    33,586,465
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                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
INCREASE (DECREASE)                                       JUNE 30, 2004        YEAR ENDED
IN NET ASSETS                                             (UNAUDITED)          DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $        4,971,001   $        9,247,706
   Net realized gain from investment
      transactions and foreign
      currency transactions                                        7,253,178          151,892,344
   Net change in unrealized appreciation
      (depreciation) of investments and
      foreign currency                                            21,362,286           33,254,105
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $       33,586,465   $      194,394,155
-------------------------------------------------------------------------------------------------
Distributions to shareholders
   From net investment income                             $       (4,310,741)  $       (9,126,321)
   From net realized gain on investment
      transactions                                                        --          (17,532,783)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       $       (4,310,741)  $      (26,659,104)
-------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Net asset value of shares issued to
   shareholders in payment of
   distributions declared                                          1,050,460            8,407,459
   Cost of shares redeemed                                       (20,099,512)         (59,968,391)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                           $      (19,049,052)  $      (51,560,932)
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $       10,226,672   $      116,174,119
-------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                    $      979,183,040   $      863,008,921
-------------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $      989,409,712   $      979,183,040
-------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

AT END OF PERIOD                                          $        1,311,778   $          651,518
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS


                                           SIX MONTHS ENDED                             YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2004       -------------------------------------------------------------------
                                             (UNAUDITED)             2003          2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $        493.870     $   410.040   $   514.030   $   572.920   $   562.030   $   482.620
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INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          2.546     $     4.627   $     3.840   $     3.292   $     3.880   $     3.588
Net realized and unrealized gain (loss)              14.514          92.657      (104.030)      (58.932)       15.106        79.372
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TOTAL INCOME (LOSS) FROM OPERATIONS        $         17.060     $    97.284   $  (100.190)  $   (55.640)  $    18.986   $    82.960
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LESS DISTRIBUTIONS

From net investment income                 $         (2.200)    $    (4.550)  $    (3.800)  $    (3.250)  $    (3.740)  $    (3.550)
From net realized gain                                   --          (8.904)           --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (2.200)    $   (13.454)  $    (3.800)  $    (3.250)  $    (3.740)  $    (3.550)
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PROVISION FOR FEDERAL TAX ON
UNDISTRIBUTED NET REALIZED LONG-TERM
GAIN                                       $             --     $        --   $        --   $        --   $    (4.356)  $        --
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $        508.730     $   493.870   $   410.040   $   514.030   $   572.920   $   562.030
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TOTAL RETURN(1)                                        3.46%          23.86%       (19.54)%       (9.71)%        2.58%        17.27%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $        989,410     $   979,183   $   863,009   $ 1,138,791   $ 1,322,820   $ 1,362,841
Ratios (As a percentage of average
   daily net assets):
   Expenses(2)                                         0.46%(3)        0.47%         0.47%         0.46%         0.46%         0.47%
   Expenses after custodian fee reduction              0.46%(3)          --            --            --            --            --
   Net investment income                               1.01%(3)        1.04%         0.83%         0.63%         0.66%         0.70%
Portfolio Turnover of the Portfolio                       2%             15%           23%           18%           13%           11%
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(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.
(3)  Annualized.

                        See notes to financial statements

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), is a diversified series of Eaton Vance Series Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (5.4% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Although the Fund intends to distribute net realized long-term gains to shareholders each year, the Fund reserves the right to designate such gains as undistributed and pay the federal tax thereon on behalf of shareholders. Provision for such tax is recorded on the Fund's records on the last business day of the Fund's fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's policy is to distribute all or substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are re-classified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    SIX MONTHS ENDED
                                                    JUNE 30, 2004       YEAR ENDED
                                                    (UNAUDITED)         DECEMBER 31, 2003
   --------------------------------------------------------------------------------------
   Issued to shareholders electing to
   receive payments of distributions in
   Fund shares                                                  2,098              17,489
   Redemptions                                                (39,891)           (139,511)
   --------------------------------------------------------------------------------------
   NET DECREASE                                               (37,793)           (122,022)
   --------------------------------------------------------------------------------------

4  INVESTMENT TRANSACTIONS

   Decreases in the Fund's investment in the Portfolio aggregated $22,977,281 for the six months ended June 30, 2004.

5  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $2,293 in sub-transfer agent fees.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of these annual fees in accordance with terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organizations.

TAX-MANAGED GROWTH PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.5%

SECURITY                                                SHARES      VALUE
-------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.7%

Boeing Company (The)                                      794,801   $      40,606,383
General Dynamics                                          735,000          72,985,500
Honeywell International, Inc.                             275,998          10,109,807
Northrop Grumman Corp.                                  3,369,044         180,917,663
Raytheon Company                                          313,599          11,217,436
Rockwell Collins, Inc.                                    203,032           6,765,026
Teledyne Technologies Incorporated(1)                       6,117             122,462
United Technologies Corp.                               1,782,966         163,105,730
-------------------------------------------------------------------------------------
                                                                    $     485,830,007
-------------------------------------------------------------------------------------

AIR FREIGHT AND LOGISTICS -- 2.7%

FedEx Corporation                                       2,106,578   $     172,086,357
Robinson (C.H.) Worldwide, Inc.                         1,117,001          51,203,326
United Parcel Service, Inc. Class B                     3,489,439         262,301,130
-------------------------------------------------------------------------------------
                                                                    $     485,590,813
-------------------------------------------------------------------------------------

AIRLINES -- 0.0%

Southwest Airlines, Inc.                                  126,393   $       2,119,611
-------------------------------------------------------------------------------------
                                                                    $       2,119,611
-------------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.2%

ArvinMeritor, Inc.                                          8,000   $         156,560
Borg-Warner Automotive, Inc.                              407,962          17,856,497
Dana Corp.                                                 25,000             490,000
Delphi Automotive Systems Corp.                             6,199              66,205
Johnson Controls, Inc.                                    328,728          17,547,501
Visteon Corp.                                              10,050             117,284
Wabtec                                                     94,504           1,704,852
-------------------------------------------------------------------------------------
                                                                    $      37,938,899
-------------------------------------------------------------------------------------

AUTOMOBILES -- 0.1%

DaimlerChrysler AG                                          7,000   $         329,490
Ford Motor Co.                                            143,528           2,246,213
General Motors Corp.                                       13,696             638,097
Harley-Davidson, Inc.                                     137,700           8,529,138
Honda Motor Co. Ltd. ADR                                   20,000             486,400
-------------------------------------------------------------------------------------
                                                                    $      12,229,338
-------------------------------------------------------------------------------------

BEVERAGES -- 4.6%

Anheuser-Busch Companies, Inc.                          4,430,188   $     239,230,152
Brown-Forman Corp. Class A                                538,432          25,871,658
Brown-Forman Corp. Class B                                  2,520             121,640
Coca-Cola Company (The)                                 3,277,862         165,466,474
Coca-Cola Enterprises, Inc.                             1,754,144          50,852,635
PepsiCo., Inc.                                          6,341,393         341,674,255
-------------------------------------------------------------------------------------
                                                                    $     823,216,814
-------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.5%

Amgen, Inc.(1)                                          3,855,319   $     210,384,758
Applera Corp. - Celera Genomics Group(1)                   26,000             299,260
Biogen Idec Inc.(1)                                        10,000             632,500
Genzyme Corp. - General Division(1)                       564,926          26,737,948
Gilead Sciences, Inc.(1)                                   57,741           3,868,647
Incyte Pharmaceuticals, Inc.(1)                            14,294             109,206
Invitrogen Corp.(1)                                       467,551          33,658,996
Vertex Pharmaceuticals, Inc.(1)                            13,000             140,920
-------------------------------------------------------------------------------------
                                                                    $     275,832,235
-------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.0%

American Standard Companies, Inc.(1)                      978,798   $      39,455,347
CRH plc                                                   329,450           6,974,361
Masco Corporation                                       4,225,436         131,749,094
Water Pik Technologies(1)                                   2,141              35,455
-------------------------------------------------------------------------------------
                                                                    $     178,214,257
-------------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.7%

Affiliated Managers Group(1)                               20,520   $       1,033,592
Bank of New York Co., Inc. (The)                          442,346          13,040,360
Bear Stearns Companies, Inc.                               83,352           7,027,407
Credit Suisse Group(1)                                    155,136           5,512,258
Federated Investors, Inc.                               1,666,768          50,569,741
Franklin Resources, Inc.                                1,488,937          74,565,965
Goldman Sachs Group, Inc.                                 362,738          34,155,410
Investors Financial Services Corp.                        475,402          20,718,019
Knight Trading Group, Inc.(1)                           1,750,000          17,535,000
Legg Mason, Inc.                                           17,641           1,605,507
Lehman Brothers Holdings, Inc.                             57,486           4,325,821
Mellon Financial Corporation                              221,912           6,508,679
Merrill Lynch & Co., Inc.                               1,921,744         103,735,741
Morgan (J.P.) Chase & Co.                                 407,342          15,792,649
Morgan Stanley Dean Witter & Co.                        4,761,275         251,252,482

                        See notes to financial statements

SECURITY                                                SHARES      VALUE
-------------------------------------------------------------------------------------
CAPITAL MARKETS (CONTINUED)

Northern Trust Corp.                                      261,505   $      11,056,431
Nuveen Investments Class A                                150,000           4,020,000
Piper Jaffray Companies, Inc.(1)                           41,508           1,877,407
Price (T. Rowe) Group, Inc.                               162,011           8,165,354
Raymond James Financial, Inc.                             147,337           3,897,064
Schwab (Charles) & Co.                                    943,350           9,065,593
State Street Corp.                                        331,670          16,265,097
UBS AG(1)                                                  49,812           3,539,641
Waddell & Reed Financial, Inc., Class A                   271,320           5,998,885
-------------------------------------------------------------------------------------
                                                                    $     671,264,103
-------------------------------------------------------------------------------------

CHEMICALS -- 0.9%

Airgas, Inc.                                              389,753   $       9,318,994
Arch Chemicals, Inc.                                        4,950             142,659
Bayer AG ADR                                               40,000           1,168,000
Dow Chemical Co. (The)                                    247,183          10,060,348
DuPont (E.I.) de Nemours & Co.                          1,308,050          58,103,581
Ecolab, Inc.                                              258,423           8,192,009
MacDermid, Inc.                                            61,937           2,096,567
Monsanto Company                                           28,797           1,108,684
Olin Corp.                                                  9,900             174,438
PPG Industries, Inc.                                       23,542           1,471,140
Rohm and Haas, Co.                                          2,601             108,150
RPM, Inc.                                                  88,338           1,342,738
Sigma-Aldrich Corp.                                       630,897          37,607,770
Solutia Inc.(1)                                            20,293               4,667
Valspar Corp.                                             818,316          41,275,859
-------------------------------------------------------------------------------------
                                                                    $     172,175,604
-------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 8.7%

AmSouth Bancorporation                                    695,898   $      17,624,043
Associated Banc-Corp.                                   1,123,722          33,295,883
Bank of America Corporation                             2,512,130         209,670,167
Bank of Hawaii Corp.                                       49,425           2,234,998
Bank of Montreal                                          268,131          10,733,284
Bank One Corp.                                          1,923,530          98,100,030
Banknorth Group, Inc.                                      35,279           1,145,862
BB&T Corp.                                              1,563,330          57,796,310
Canadian Imperial Bank of Commerce                        100,000           4,890,000
Charter One Financial, Inc.                               251,993          11,135,571
City National Corp.                                       273,260          17,953,182
Colonial Bancgroup, Inc. (The)                            253,936           4,614,017
Comerica, Inc.                                            331,589   $      18,197,604
Commerce Bancshares, Inc.                                 147,766           6,789,109
Community First Bankshares, Inc.                          360,184          11,594,323
Compass Bancshares, Inc.                                  355,348          15,279,964
Fifth Third Bancorp                                     1,251,494          67,305,347
First Citizens BancShares, Inc.                            30,600           3,733,200
First Financial Bancorp.                                   47,933             849,373
First Horizon National Corp.                              156,879           7,133,288
First Midwest Bancorp, Inc.                               815,329          28,707,734
Hibernia Corp. Class A                                    187,345           4,552,483
HSBC Holdings PLC ADR                                     601,596          45,065,556
Huntington Bancshares, Inc.                               578,423          13,245,887
Keycorp                                                   625,951          18,709,675
M&T Bank Corp.                                             47,419           4,139,679
Marshall & Ilsley Corp.                                   683,798          26,729,664
National City Corp.                                     1,627,140          56,966,171
National Commerce Financial Corp.                       1,113,055          36,174,287
North Fork Bancorporation, Inc.                            53,534           2,036,969
PNC Bank Corp.                                            156,003           8,280,639
Popular, Inc.                                                 716              30,623
Regions Financial Corp.                                 1,589,301          58,088,952
Royal Bank of Canada                                      321,353          14,245,578
Royal Bank of Scotland Group PLC                           50,837           1,464,023
S&T Bancorp, Inc.                                         100,000           3,198,000
Societe Generale                                          809,647          68,806,233
SouthTrust Corp.                                          484,589          18,806,899
Southwest Bancorporation of Texas, Inc.                   767,914          33,880,366
SunTrust Banks, Inc.                                      418,940          27,226,911
Synovus Financial Corp.                                 1,345,581          34,070,111
TCF Financial Corporation                                  28,000           1,625,400
U.S. Bancorp                                            5,044,492         139,026,200
Union Planters Corp.                                      748,729          22,319,611
Valley National Bancorp                                   186,942           4,725,894
Wachovia Corp.                                          1,883,049          83,745,706
Wells Fargo & Company                                   3,206,053         183,482,413
Westamerica Bancorporation                                268,474          14,081,461
Whitney Holding Corp.                                     350,175          15,642,317
Zions Bancorporation                                      252,271          15,502,053
-------------------------------------------------------------------------------------
                                                                    $   1,584,653,050
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 2.4%

Allied Waste Industries, Inc.(1)                        1,674,390   $      22,068,460
Apollo Group, Inc. Class A(1)                               7,599             670,916

                        See notes to financial statements

SECURITY                                                SHARES      VALUE
-------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES (CONTINUED)

Avery Dennison Corp.                                    1,350,977   $      86,476,038
Banta Corp.                                                42,341           1,880,364
Block (H&R), Inc.                                         732,354          34,918,639
Cendant Corp.                                             549,359          13,448,308
Century Business Services, Inc.(1)                        185,000             806,600
Cintas Corp.                                            1,488,833          70,972,669
Consolidated Graphics, Inc.(1)                             70,215           3,092,971
Deluxe Corporation                                         32,000           1,392,000
Donnelley (R.R.) & Sons Co.                               115,244           3,805,357
Equifax, Inc.                                              85,724           2,121,669
Gevity HR, Inc.                                            78,125           2,046,094
HNI Corp.                                               1,552,470          65,716,055
Hudson Highland Group, Inc.(1)                             11,581             355,073
Ikon Office Solutions, Inc.                                83,040             952,469
Imagistics International Inc.(1)                              809              28,639
Laureate Education Inc.(1)                                520,213          19,892,945
Manpower, Inc.                                            112,000           5,686,240
Miller (Herman) Inc.                                      541,800          15,679,692
Monster Worldwide Inc.(1)                                 154,426           3,971,837
Navigant Consulting, Inc.(1)                              463,017           9,927,084
Pitney Bowes, Inc.                                         41,603           1,840,933
School Specialty Corp.(1)                                  49,197           1,786,343
ServiceMaster Co.                                       1,224,880          15,090,522
Steelcase Inc.                                            123,000           1,722,000
United Rentals, Inc.(1)                                   401,179           7,177,092
Waste Management, Inc.                                  1,205,396          36,945,387
-------------------------------------------------------------------------------------
                                                                    $     430,472,396
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.3%

3Com Corp.(1)                                             873,949   $       5,462,181
ADC Telecommunications, Inc.(1)                           349,010             991,188
Advanced Fibre Communications, Inc.(1)                     15,000             303,000
Alcatel S.A. ADR(1)                                        43,728             677,347
Avaya, Inc.(1)                                            356,800           5,633,872
Ciena Corp.(1)                                            380,378           1,415,006
Cisco Systems, Inc.(1)                                  4,287,833         101,621,642
Comverse Technology, Inc.(1)                              386,378           7,704,377
Corning, Inc.(1)                                        2,051,520          26,792,851
Enterasys Networks, Inc.(1)                                55,945             118,044
JDS Uniphase Corp.(1)                                      52,451             198,789
Lucent Technologies, Inc.(1)                              555,464   $       2,099,654
McData Corp., Class A(1)                                   18,276              98,325
Motorola, Inc.                                            921,114          16,810,330
Nokia Corp., Class A, ADR                               2,370,478          34,466,750
Nortel Networks Corp.(1)                                1,225,250           6,113,997
Qualcomm, Inc.                                            344,112          25,113,294
Riverstone Networks, Inc.(1)                               28,706              37,605
Tellabs, Inc.(1)                                          102,845             898,865
-------------------------------------------------------------------------------------
                                                                    $     236,557,117
-------------------------------------------------------------------------------------

COMPUTERS AND PERIPHERALS -- 3.2%

Dell Inc.(1)                                            4,308,189   $     154,319,330
EMC Corp.(1)                                            1,096,652          12,501,833
Gateway, Inc.(1)                                           95,621             430,294
Hewlett-Packard Co.                                     1,073,667          22,654,374
International Business Machines Corp.                   2,437,437         214,860,072
Lexmark International Group, Inc.(1)                    1,704,885         164,572,549
Network Appliance, Inc.(1)                                488,000          10,506,640
Palmone, Inc.(1)                                           65,230           2,268,047
Sun Microsystems, Inc.(1)                                 370,670           1,608,708
-------------------------------------------------------------------------------------
                                                                    $     583,721,847
-------------------------------------------------------------------------------------

CONSTRUCTION AND ENGINEERING -- 0.1%

Dycom Industries, Inc.(1)                                 149,711   $       4,191,908
Jacobs Engineering Group, Inc.(1)                         283,522          11,165,096
-------------------------------------------------------------------------------------
                                                                    $      15,357,004
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.1%

Vulcan Materials Company                                  184,512   $       8,773,546
-------------------------------------------------------------------------------------
                                                                    $       8,773,546
-------------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.9%

American Express Co.                                      533,575   $      27,415,083
Capital One Financial Corp.                             1,245,111          85,090,704
MBNA Corporation                                          456,002          11,760,292
Providian Financial Corp.(1)                              457,296           6,708,532
SLM Corp.                                                 905,499          36,627,435
-------------------------------------------------------------------------------------
                                                                    $     167,602,046
-------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                SHARES      VALUE
-------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.1%

Bemis Co.                                                 415,186   $      11,729,004
Caraustar Industries, Inc.(1)                             180,949           2,553,190
Sealed Air Corp.(1)                                        37,014           1,971,736
Sonoco Products Co.                                       160,690           4,097,595
Temple-Inland, Inc.                                        57,962           4,013,868
-------------------------------------------------------------------------------------
                                                                    $      24,365,393
-------------------------------------------------------------------------------------

DEPARTMENT STORES -- 0.0%

Neiman Marcus Group, Inc. (The)                            27,117   $       1,407,101
-------------------------------------------------------------------------------------
                                                                    $       1,407,101
-------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.0%

Genuine Parts Company                                     188,609   $       7,484,005
-------------------------------------------------------------------------------------
                                                                    $       7,484,005
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.1%

Citigroup Inc.                                          4,107,203   $     190,984,939
Finova Group, Inc.(1)                                     175,587              26,338
ING groep, N.V. ADR                                       257,281           6,097,560
Moody's Corp.                                              47,543           3,074,130
-------------------------------------------------------------------------------------
                                                                    $     200,182,967
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%

Alltel Corp.                                            1,607,979   $      81,395,897
AT&T Corp.                                                495,955           7,255,822
BCE, Inc.                                               3,500,000          70,140,000
BellSouth Corp.                                           446,927          11,718,426
Cincinnati Bell Inc.(1)                                   169,013             750,418
Citizens Communications Co.(1)                             13,568             164,173
Deutsche Telekom AG(1)                                  2,006,790          35,540,251
McLeodUSA(1)                                               21,974              10,548
PTEK Holdings, Inc.(1)                                     28,000             322,840
Qwest Communications International, Inc.(1)                59,924             215,127
RSL Communications Ltd.(1)                                247,161               2,472
SBC Communications, Inc.                                1,470,327          35,655,430
Sprint Corp. - FON Group                                  176,955           3,114,408
Talk America Holdings, Inc.(1)                              9,703              74,422
Telefonos de Mexico ADR                                 2,500,000          83,175,000
Verizon Communications                                    971,528          35,159,598
-------------------------------------------------------------------------------------
                                                                    $     364,694,832
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.3%

Ameren Corp.                                                5,000   $         214,800
American Electric Power, Inc.                                 960              30,720
Exelon Corp.                                            1,000,000          33,290,000
PG&E Corp.(1)                                              47,705           1,332,878
Southern Co. (The)                                         85,985           2,506,463
TECO Energy, Inc.                                          34,145             409,399
TXU Corp.                                                 250,196          10,135,440
Wisconsin Energy Corp.                                      9,576             312,273
-------------------------------------------------------------------------------------
                                                                    $      48,231,973
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.5%

American Power Conversion Corp.                            34,704   $         681,934
Baldor Electric Co.                                       149,060           3,480,551
Emerson Electric Co.                                    1,294,487          82,264,649
Rockwell International Corp.                              174,782           6,556,073
Roper Industries, Inc.                                     23,122           1,315,642
Thomas & Betts Corp.                                      114,600           3,120,558
-------------------------------------------------------------------------------------
                                                                    $      97,419,407
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.8%

Agilent Technologies, Inc.(1)                             467,331   $      13,683,452
Arrow Electronics, Inc.(1)                                  8,750             234,675
Dionex Corp.(1)                                           139,750           7,710,007
Flextronics International Ltd.(1)                         282,653           4,508,315
Jabil Circuit, Inc.(1)                                  2,127,971          53,582,310
Molex, Inc., Class A                                       68,832           1,877,737
National Instruments Corp.                                735,687          22,548,807
PerkinElmer, Inc.                                         254,526           5,100,701
Plexus Corp.(1)                                           158,108           2,134,458
Sanmina Corp.(1)                                        1,140,602          10,379,478
Solectron Corporation(1)                                1,813,994          11,736,541
X-Rite Incorporated                                       288,000           4,187,520
-------------------------------------------------------------------------------------
                                                                    $     137,684,001
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.5%

Baker Hughes, Inc.                                        457,604   $      17,228,791
Core Laboratories N.V.(1)                                  46,338           1,065,774
Grant Prideco, Inc.(1)                                    124,234           2,293,360
Halliburton Company                                       481,502          14,570,251
National-Oilwell, Inc.(1)                                 573,218          18,050,635
Schlumberger Ltd.                                         559,525          35,535,433
Smith International, Inc.(1)                              140,000           7,806,400
Transocean Sedco Forex, Inc.(1)                             6,315             182,756
-------------------------------------------------------------------------------------
                                                                    $      96,733,400
-------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                SHARES      VALUE
-------------------------------------------------------------------------------------
FOOD AND STAPLES RETAILING -- 2.3%

Albertson's, Inc.                                       1,022,715   $      27,142,856
Casey's General Stores, Inc.                               89,966           1,646,378
Costco Wholesale Corp.                                    820,435          33,695,265
CVS Corp.                                                 177,839           7,472,795
Kroger Co. (The)(1)                                     1,199,285          21,826,987
Safeway, Inc.(1)                                        1,259,438          31,914,159
Sysco Corp.                                             1,721,774          61,760,033
Sysco Corp.(2)(3)                                          32,036           1,148,269
Sysco Corp.(2)(3)                                          25,000             895,741
Walgreen Co.                                              867,198          31,401,240
Wal-Mart Stores, Inc.                                   3,752,495         197,981,636
Winn-Dixie Stores, Inc.                                   215,269           1,549,937
-------------------------------------------------------------------------------------
                                                                    $     418,435,296
-------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.6%

Archer-Daniels-Midland Co.                                248,438   $       4,168,790
Campbell Soup Co.                                       1,242,265          33,392,083
Conagra Inc.                                            1,617,310          43,796,755
Dean Foods Co.(1)                                         443,988          16,565,192
Del Monte Foods, Co.(1)                                    99,492           1,010,839
General Mills, Inc.                                       233,465          11,096,591
Heinz (H.J.) Co.                                          290,385          11,383,092
Hershey Foods Corp.                                       488,314          22,594,289
JM Smucker Co.                                             13,072             600,136
Kellogg Co.                                                67,333           2,817,886
Kraft Foods, Inc.                                             165               5,227
McCormick & Co., Inc.                                      35,886           1,220,124
Nestle SA                                                 250,000          66,671,990
Riviana Foods, Inc.                                       250,000           6,542,500
Sara Lee Corp.                                          3,065,792          70,482,558
Smithfield Foods, Inc.(1)                               4,207,530         123,701,382
Tyson Foods, Inc.                                         315,272           6,604,948
Wrigley (Wm.) Jr. Company Class A                         933,873          58,880,693
-------------------------------------------------------------------------------------
                                                                    $     481,535,075
-------------------------------------------------------------------------------------

GAS UTILITIES -- 0.6%

Kinder Morgan, Inc.                                     1,781,672   $     105,635,333
-------------------------------------------------------------------------------------
                                                                    $     105,635,333
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.6%

Advanced Medical Optics(1)                                  3,558   $         151,464
Bausch & Lomb, Inc.                                        29,250           1,903,297
Baxter International, Inc.                                246,713   $       8,514,066
Becton & Dickinson and Co.                                 64,173           3,324,161
Biomet, Inc.                                              411,340          18,279,950
Boston Scientific Corporation(1)                        1,383,970          59,233,916
Dentsply International, Inc.                               10,928             569,349
Edwards Lifesciences Corp.(1)                              14,353             500,202
Guidant Corp.                                              74,638           4,170,771
Hillenbrand Industries, Inc.                              603,284          36,468,518
Hospira, Inc.(1)                                          235,545           6,501,042
Lumenis Ltd.(1)                                           100,000             133,500
Medtronic, Inc.                                         2,300,301         112,070,665
Millipore Corporation(1)                                   70,000           3,945,900
St. Jude Medical, Inc.(1)                                  10,014             757,559
Steris Corp.(1)                                            12,538             282,857
VISX, Inc.(1)                                              50,000           1,336,000
Waters Corp.(1)                                           165,841           7,923,883
Zimmer Holdings, Inc.(1)                                  236,629          20,870,678
-------------------------------------------------------------------------------------
                                                                    $     286,937,778
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS AND SERVICES -- 2.1%

AmerisourceBergen Corp.                                   104,493   $       6,246,592
Andrx Group(1)                                            180,170           5,032,148
Beverly Enterprises, Inc.(1)                              357,143           3,071,430
Cardinal Health, Inc.                                   1,879,133         131,633,267
Caremark Rx, Inc.(1)                                      700,000          23,058,000
Cigna Corp.                                                11,836             814,435
Express Scripts, Inc.(1)                                   26,658           2,112,113
HCA Inc.                                                  200,140           8,323,823
Health Management Associates, Inc., Class A             1,036,833          23,245,796
IDX Systems Corp.(1)                                       60,000           1,913,400
IMS Health, Inc.                                          280,530           6,575,623
McKesson HBOC, Inc.                                       201,169           6,906,132
Medco Health Solutions, Inc.(1)                           130,454           4,892,025
Parexel International Corp.(1)                             27,837             551,173
Renal Care Group, Inc.(1)                                 480,046          15,903,924
Schein (Henry), Corp.(1)                                1,222,130          77,165,288
Service Corp. International(1)                            142,389           1,049,407
Stewart Enterprises, Inc.(1)                              114,000             927,960
Sunrise Assisted Living, Inc.(1)                          144,000           5,636,160
Tenet Healthcare Corp.(1)                                   3,961              53,117
UnitedHealth Group, Inc.                                  201,976          12,573,006
Ventiv Health, Inc.(1)                                    160,833           2,489,695
Wellpoint Health Networks(1)                              404,000          45,252,040
-------------------------------------------------------------------------------------
                                                                    $     385,426,554
-------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                SHARES      VALUE
-------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.6%

Brinker International, Inc.(1)                            322,917   $      11,017,928
Carnival Corporation                                      559,353          26,289,591
CBRL Group, Inc.                                           62,047           1,914,150
Darden Restaurants Inc.                                   184,714           3,795,873
Evans (Bob) Farms, Inc.                                    51,662           1,414,506
Gaylord Entertainment Co.(1)                              428,482          13,450,050
International Game Technology                             400,000          15,440,000
International Speedway Corporation                        118,344           5,756,252
Jack in the Box, Inc.(1)                                  500,000          14,850,000
Lone Star Steakhouse & Saloon, Inc.                       145,981           3,969,223
Marriott International, Inc.                              308,972          15,411,523
McDonald's Corp.                                          608,986          15,833,636
MGM Grand, Inc.(1)                                         94,445           4,433,248
Navigant International, Inc.(1)                            44,278             787,706
Outback Steakhouse, Inc.                                1,641,207          67,880,322
Papa John's International, Inc.(1)                        197,999           5,848,890
Royal Caribbean Cruises Ltd.                              500,000          21,705,000
Sonic Corp.(1)                                            159,765           3,634,654
Starbucks Corp.(1)                                      1,255,994          54,610,619
Yum! Brands, Inc.(1)                                      240,349           8,945,790
-------------------------------------------------------------------------------------
                                                                    $     296,988,961
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%

Blyth Industries, Inc.                                    708,382   $      24,432,095
D.R. Horton Inc.                                          300,000           8,520,000
Department 56, Inc.(1)                                    255,162           3,929,495
Fortune Brands Inc.                                       135,743          10,239,094
Helen of Troy Ltd.(1)                                      20,000             737,400
Interface, Inc. Class A(1)                                 75,467             658,827
Leggett & Platt, Inc.                                   1,435,942          38,354,011
Maytag Corp.                                               27,073             663,559
Newell Rubbermaid, Inc.                                   375,519           8,824,696
Snap-On, Inc.                                              42,453           1,424,298
-------------------------------------------------------------------------------------
                                                                    $      97,783,475
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.8%

Clorox Co. (The)                                           53,688   $       2,887,341
Colgate-Palmolive Co.                                     675,272          39,469,648
Energizer Holdings(1)                                     168,981           7,604,145
Kimberly-Clark Corp.                                    1,508,416          99,374,446
Procter & Gamble Co.                                    3,177,122         172,962,522
-------------------------------------------------------------------------------------
                                                                    $     322,298,102
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.6%

3M Co.                                                    645,514   $      58,023,956
General Electric Co.                                   11,295,964         365,989,234
Teleflex, Inc.                                             47,559           2,385,084
Tyco International Ltd.                                 1,256,144          41,628,612
-------------------------------------------------------------------------------------
                                                                    $     468,026,886
-------------------------------------------------------------------------------------

INSURANCE -- 6.3%

21st Century Insurance Group                               70,700   $         914,858
Aegon N.V. ADR                                          5,311,829          64,379,367
AFLAC Inc.                                              2,141,083          87,377,597
Allstate Corp. (The)                                      188,362           8,768,251
American International Group, Inc.                      5,566,670         396,792,238
AON Corp.                                                 826,887          23,541,473
Berkshire Hathaway, Inc., Class A(1)                          392          34,868,400
Berkshire Hathaway, Inc., Class B(1)                       40,611         120,005,505
Chubb Corporation                                           3,777             257,516
Commerce Group, Inc.                                      120,000           5,924,400
Delphi Financial Group Inc.                                 9,672             430,404
Gallagher (Arthur J.) and Co.                             991,627          30,195,042
Hartford Financial Services Group, Inc.                    11,589             796,628
Jefferson-Pilot Corp.                                     210,921          10,714,787
Lincoln National Corp.                                     52,903           2,499,667
Manulife Financial Corp.                                   74,958           3,035,799
Marsh & McLennan Cos., Inc.                             1,423,829          64,613,360
MetLife, Inc.                                           1,969,700          70,613,745
Old Republic International Corp.                          240,548           5,705,799
Progressive Corp.                                       1,916,008         163,435,482
Safeco Corp.                                              177,122           7,793,368
St. Paul Companies, Inc. (The)                            318,179          12,898,977
Torchmark Corp.                                           440,119          23,678,402
UICI(1)                                                    43,597           1,038,045
UnumProvident Corp.                                        53,710             853,989
XL Capital Ltd., Class A                                   79,232           5,978,847
-------------------------------------------------------------------------------------
                                                                    $   1,147,111,946
-------------------------------------------------------------------------------------

INTERNET AND CATALOG RETAIL -- 0.4%

Amazon.com Inc.(1)                                         23,500   $       1,278,400
eBay, Inc.(1)                                             607,942          55,900,267
InteractiveCorp.(1)                                       806,192          24,298,627
-------------------------------------------------------------------------------------
                                                                    $      81,477,294
-------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                SHARES      VALUE
-------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 0.0%

Retek, Inc.(1)                                            110,742   $         679,956
-------------------------------------------------------------------------------------
                                                                    $         679,956
-------------------------------------------------------------------------------------

IT SERVICES -- 3.0%

Accenture Ltd.(1)                                       4,038,000   $     110,964,240
Acxiom Corp.                                              647,804          16,084,973
Affiliated Computer Services(1)                           183,730           9,726,666
Automatic Data Processing, Inc.                         1,572,895          65,872,843
BISYS Group, Inc. (The)(1)                                280,492           3,943,718
Ceridian Corp.(1)                                         166,750           3,751,875
Certegy, Inc.                                              42,862           1,663,046
Computer Sciences Corp.(1)                                388,302          18,028,862
CSG Systems International, Inc.(1)                         25,200             521,640
DST Systems, Inc.(1)                                      391,634          18,833,679
eFunds Corp.(1)                                            17,645             308,787
Electronic Data Systems Corp.                             102,672           1,966,169
First Data Corp.                                        4,945,530         220,174,996
Gartner Group, Inc., Class A(1)                             4,811              63,601
Gartner Group, Inc., Class B(1)                            56,740             731,379
Keane, Inc.(1)                                             50,295             688,539
Paychex, Inc.                                           1,378,095          46,689,859
Perot Systems Corp.(1)                                    726,775           9,644,304
Safeguard Scientifics, Inc.(1)                             26,579              61,132
SunGard Data Systems, Inc.(1)                             778,524          20,241,624
-------------------------------------------------------------------------------------
                                                                    $     549,961,932
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT AND PRODUCTS -- 0.0%

Eastman Kodak Co.                                         149,158   $       4,024,283
Mattel, Inc.                                                4,282              78,146
-------------------------------------------------------------------------------------
                                                                    $       4,102,429
-------------------------------------------------------------------------------------

MACHINERY -- 3.0%

Caterpillar, Inc.                                          31,255   $       2,482,897
Danaher Corporation                                     4,031,970         209,057,644
Deere & Co.                                             3,350,000         234,969,000
Donaldson Company, Inc.                                    80,440           2,356,892
Dover Corp.                                               165,567           6,970,371
Federal Signal Corp.                                      283,471           5,275,395
Illinois Tool Works, Inc.                                 755,506          72,445,470
ITT Industries, Inc.                                        4,214             349,762
Nordson Corporation                                       163,978           7,111,726
Parker-Hannifin Corporation                                30,653           1,822,627
Tecumseh Products Co., Class A                            125,700           5,177,583
-------------------------------------------------------------------------------------
                                                                    $     548,019,367
-------------------------------------------------------------------------------------

MEDIA -- 5.7%

ADVO, Inc.                                                750,000   $      24,690,000
Arbitron, Inc.(1)                                          30,885           1,127,920
Belo (A.H.) Corp.                                         542,924          14,577,509
Cablevision Systems Corp.(1)                              207,410           4,075,607
Catalina Marketing Corp.(1)                                88,490           1,618,482
Clear Channel Communications, Inc.                        224,444           8,293,206
Comcast Corp. Class A(1)                                2,366,124          66,322,456
Comcast Corp. Class A Special(1)                        1,280,622          35,357,973
Cox Communications, Inc., Class A(1)                      865,627          24,055,774
Disney (Walt) Company                                   4,819,773         122,856,014
EchoStar Communications, Class A(1)                        35,150           1,080,862
Entercom Communications Corp.(1)                          220,000           8,206,000
Gannett Co., Inc.                                       1,447,727         122,839,636
Havas Advertising, S.A. ADR                             3,142,938          15,966,125
Interpublic Group of Companies, Inc.(1)                 1,520,905          20,882,026
Knight Ridder, Inc.                                        18,123           1,304,856
Lamar Advertising Co.(1)                                  243,271          10,545,798
Liberty Media Corp. Class A(1)                          1,013,104           9,107,805
Liberty Media Corp. Class B(1)                             32,876             328,760
Liberty Media International Inc. Class A(1)                50,655           1,879,301
Liberty Media International Inc. Class B(1)                 1,643              67,314
McClatchy Co. (The)                                        48,066           3,371,830
McGraw-Hill Companies, Inc. (The)                         462,964          35,449,153
Meredith Corp.                                            190,000          10,442,400
New York Times Co. (The), Class A                         303,168          13,554,641
News Corporation Ltd.                                      93,967           3,089,635
Omnicom Group, Inc.                                     2,326,307         176,393,479
Proquest Company(1)                                       115,000           3,133,750
Publicis Groupe SA                                        360,784          10,679,601
Reuters Holdings plc ADR                                    1,431              58,299
Scripps (The E.W) Company                                  25,533           2,680,965
Time Warner Inc.(1)                                     3,445,075          60,564,418
Tribune Co.                                             2,078,878          94,672,104
Univision Communications, Inc.(1)                         947,055          30,239,466
Viacom, Inc., Class A                                      29,774           1,082,285
Viacom, Inc., Class B                                   1,281,337          45,769,358
Vivendi Universal S.A. ADR(1)                             490,725          13,691,227
Washington Post Co. (The)                                  14,970          13,922,250
Westwood One, Inc.(1)                                     122,400           2,913,120
WPP Group plc                                             139,450           1,416,198
WPP Group plc ADR                                         237,655          12,175,066
-------------------------------------------------------------------------------------
                                                                    $   1,030,482,669
-------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                SHARES      VALUE
-------------------------------------------------------------------------------------
METALS AND MINING -- 0.3%

Alcoa, Inc.                                               797,947   $      26,356,189
Allegheny Technologies, Inc.                               21,408             386,414
Inco, Ltd.(1)                                             200,000           6,912,000
Nucor Corp.                                               221,462          16,999,423
Phelps Dodge Corp.(1)                                      14,862           1,151,954
Steel Dynamics, Inc.(1)                                   311,800           8,926,834
Worthington Industries, Inc.                               75,160           1,543,035
-------------------------------------------------------------------------------------
                                                                    $      62,275,849
-------------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.7%

99 Cents Only Stores(1)                                 1,142,232   $      17,419,038
Dollar General Corp.                                      101,456           1,984,479
Dollar Tree Stores, Inc.(1)                               813,306          22,308,984
Family Dollar Stores, Inc.                              2,618,411          79,652,063
Kohls Corp.(1)                                                 55               2,325
May Department Stores Co. (The)                           607,760          16,707,322
Nordstrom, Inc.                                            65,692           2,799,136
Penney (J.C.) Company, Inc.                               519,115          19,601,782
Sears, Roebuck & Co.                                       16,950             640,032
Target Corp.                                            3,689,321         156,685,463
-------------------------------------------------------------------------------------
                                                                    $     317,800,624
-------------------------------------------------------------------------------------

MULTI-UTILITIES AND UNREGULATED POWER -- 0.1%

AES Corporation(1)                                         49,542   $         491,952
Dominion Resources, Inc.                                   10,464             660,069
Duke Energy Corp.                                         419,070           8,502,930
Dynegy, Inc.(1)                                            63,525             270,616
National Fuel Gas Co.                                       4,000             100,000
-------------------------------------------------------------------------------------
                                                                    $      10,025,567
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.0%

Xerox Corp.(1)                                             20,000   $         290,000
Zebra Technologies Corp., Class A(1)                        9,000             783,000
-------------------------------------------------------------------------------------
                                                                    $       1,073,000
-------------------------------------------------------------------------------------

OIL AND GAS -- 6.5%

Amerada Hess Corp.                                         18,947   $       1,500,413
Anadarko Petroleum Corp.                                2,557,003         149,840,376
Apache Corporation                                      2,070,394          90,165,659
Ashland, Inc.                                              85,716           4,526,662
BP plc ADR                                              5,065,968         271,383,906
Burlington Resources, Inc.                              4,265,657         154,331,470
ChevronTexaco Corporation                                 130,947   $      12,323,422
ConocoPhillips                                          1,790,067         136,514,241
Devon Energy Corp.                                        507,678          33,506,748
El Paso Corp.                                             175,909           1,386,163
Exxon Mobil Corp.                                       5,931,311         263,409,522
Kerr - McGee Corp.                                        267,327          14,374,173
Marathon Oil Corp.                                          1,450              54,868
Murphy Oil Corporation                                     13,200             972,840
Newfield Exploration Company(1)                            60,000           3,344,400
Royal Dutch Petroleum Co.                                 114,774           5,930,373
Total Fina Elf SA ADR                                     400,000          38,432,000
Valero Energy Corp.                                        51,510           3,799,378
Williams Companies Inc (The)                              222,833           2,651,713
-------------------------------------------------------------------------------------
                                                                    $   1,188,448,327
-------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.3%

Georgia-Pacific Corp.                                     647,002   $      23,926,134
International Paper Co.                                   231,426          10,344,742
Louisiana-Pacific Corp.                                    70,750           1,673,237
MeadWestvaco Corp.                                         84,358           2,479,282
Weyerhaeuser Co.                                          148,108           9,348,577
-------------------------------------------------------------------------------------
                                                                    $      47,771,972
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.5%

Avon Products, Inc.                                       173,400   $       8,000,676
Gillette Company                                        3,977,612         168,650,749
Lauder (Estee) Companies, Inc.                          2,092,312         102,062,979
-------------------------------------------------------------------------------------
                                                                    $     278,714,404
-------------------------------------------------------------------------------------

PHARMACEUTICALS -- 6.7%

Abbott Laboratories                                     2,314,570   $      94,341,873
Allergan, Inc.                                             38,000           3,401,760
Bristol-Myers Squibb Company                            3,810,698          93,362,101
Elan Corp., PLC ADR(1)                                     31,838             787,672
Forest Laboratories, Inc.(1)                              506,800          28,700,084
GlaxoSmithKline plc                                       429,936          17,825,147
Johnson & Johnson                                       3,143,682         175,103,087
King Pharmaceuticals, Inc.(1)                           1,064,086          12,183,785
Lilly (Eli) & Co.                                       3,431,767         239,914,831
Merck & Co., Inc.                                       1,398,752          66,440,720
Mylan Laboratories, Inc.                                   27,992             566,838
Novo Nordisk ADR                                          292,277          15,180,867

                        See notes to financial statements

SECURITY                                                SHARES      VALUE
-------------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)

Pfizer, Inc.                                            8,188,028   $     280,685,600
Schering AG ADR                                            25,000           1,480,250
Schering-Plough Corp.                                   3,053,579          56,430,140
Sepracor, Inc.(1)                                           4,000             211,600
Teva Pharmaceutical Industries Ltd. ADR                 1,200,000          80,748,000
Watson Pharmaceuticals, Inc.(1)                           871,393          23,440,472
Wyeth Corp.                                               611,553          22,113,756
-------------------------------------------------------------------------------------
                                                                    $   1,212,918,583
-------------------------------------------------------------------------------------

REAL ESTATE -- 0.2%

AvalonBay Communities, Inc.                                28,867   $       1,631,563
Catellus Development Corp.                                419,601          10,343,165
Forest City Enterprises - Class A                          38,663           2,049,139
Jones Lang Lasalle, Inc.(1)                               154,567           4,188,766
Plum Creek Timber Co., Inc.                               198,791           6,476,611
Trammell Crow Co.(1)                                      764,200          10,775,220
-------------------------------------------------------------------------------------
                                                                    $      35,464,464
-------------------------------------------------------------------------------------

ROAD AND RAIL -- 0.2%

ANC Rental Corporation(1)                                 459,525   $             322
Burlington Northern Santa Fe Corp.                        204,857           7,184,335
CSX Corporation                                            38,134           1,249,651
Florida East Coast Industries, Inc.                       121,978           4,714,450
Heartland Express, Inc.                                   435,436          11,913,529
Kansas City Southern Industries, Inc.(1)                   15,215             235,833
Norfolk Southern Corp.                                      3,990             105,815
Union Pacific Corp.                                        92,772           5,515,295
-------------------------------------------------------------------------------------
                                                                    $      30,919,230
-------------------------------------------------------------------------------------

SEMICONDUCTORS AND SEMICONDUCTOR
EQUIPMENT -- 2.3%

Agere Systems, Inc.(1)                                      6,495   $          14,939
Agere Systems, Inc., Class B(1)                           159,398             342,706
Altera Corp.(1)                                            66,116           1,469,098
Analog Devices, Inc.                                      655,525          30,862,117
Applied Materials, Inc.(1)                                818,392          16,056,851
Applied Materials, Inc.(1)(2)(3)                          543,250          10,653,236
Broadcom Corp.(1)                                         408,020          19,083,095
Conexant Systems, Inc.(1)                                 134,174             580,973
Cypress Semiconductor Corporation(1)                      152,742           2,167,409
Intel Corp.                                             9,068,138         250,280,609
KLA-Tencor Corp.(1)                                       106,811           5,274,327
KLA-Tencor Corp.(1)(2)(3)                                  50,000   $       2,467,148
Linear Technologies Corp.                                  87,760           3,463,887
LSI Logic Corporation(1)                                  132,810           1,012,012
Maxim Integrated Products Co.                             274,351          14,381,479
Mindspeed Technologies Inc.(1)                             44,724             221,831
Skyworks Solutions, Inc.(1)                                98,685             861,520
Taiwan Semiconductor ADR                                1,140,866           9,480,596
Teradyne, Inc.(1)                                          27,996             635,509
Texas Instruments, Inc.                                 2,022,695          48,908,765
Xilinx, Inc.                                               68,074           2,267,545
-------------------------------------------------------------------------------------
                                                                    $     420,485,652
-------------------------------------------------------------------------------------

SOFTWARE -- 2.4%

Adobe Systems, Inc.                                       258,794   $      12,033,921
BMC Software, Inc.(1)                                      27,000             499,500
Cadence Design Systems, Inc.(1)                           900,000          13,167,000
Cognos, Inc.(1)                                            77,000           2,784,320
Computer Associates International, Inc.                    33,070             927,944
Compuware Corp.(1)                                        150,944             996,230
Electronic Arts Inc.(1)                                    21,405           1,167,643
Fair, Isaac and Co., Inc.                               1,001,706          33,436,946
Henry (Jack) & Associates                                 201,006           4,040,221
I2 Technologies, Inc.(1)                                  220,000             195,800
Intuit, Inc.(1)                                           984,707          37,989,996
Microsoft Corp.                                         9,575,633         273,480,078
Oracle Corp.(1)                                           753,068           8,984,101
PalmSource, Inc.(1)                                        20,208             346,365
Parametric Technology Corp.(1)                             94,600             473,000
PeopleSoft, Inc.(1)                                       228,867           4,234,040
Reynolds & Reynolds, Co.                                  451,043          10,432,625
Sap AG ADR                                                300,000          12,543,000
Siebel Systems, Inc.(1)                                   179,184           1,913,685
Symantec Corporation(1)                                   330,450          14,467,101
VERITAS Software Corp.(1)                                  43,942           1,217,193
Wind River Systems, Inc.(1)                                91,910           1,080,862
-------------------------------------------------------------------------------------
                                                                    $     436,411,571
-------------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.9%

Abercrombie & Fitch Co.                                    11,225   $         434,969
AutoNation, Inc.(1)                                     3,081,075          52,686,383
Best Buy Co., Inc.                                        113,610           5,764,571

                        See notes to financial statements

SECURITY                                                SHARES      VALUE
-------------------------------------------------------------------------------------
SPECIALTY RETAIL (CONTINUED)

Boise Cascade Corporation                                   2,192   $          82,507
Burlington Coat Factory Warehouse Corp.                   343,887           6,637,019
CarMax, Inc.(1)                                            67,797           1,482,720
Circuit City Stores, Inc.                                 216,000           2,797,200
Gap, Inc. (The)                                           541,012          13,119,541
Home Depot, Inc. (The)                                  3,392,961         119,432,227
Limited Brands, Inc.                                      766,867          14,340,413
Lowe's Companies                                          900,151          47,302,935
Office Depot, Inc.(1)                                     205,276           3,676,493
Payless Shoesource, Inc.(1)                                23,100             344,421
Pep Boys - Manny, Moe & Jack (The)                         83,415           2,114,570
Pier 1 Imports, Inc.                                       44,982             795,732
Radioshack Corp.                                          633,482          18,136,590
Sherwin-Williams Co. (The)                                 80,569           3,347,642
Staples, Inc.                                              92,500           2,711,175
Tiffany & Co.                                              57,286           2,110,989
TJX Companies, Inc. (The)                               1,716,834          41,444,373
Too, Inc.(1)                                               38,284             639,343
-------------------------------------------------------------------------------------
                                                                    $     339,401,813
-------------------------------------------------------------------------------------

TEXTILES, APPAREL AND LUXURY GOODS -- 0.5%

Coach, Inc.(1)                                            365,720   $      16,526,887
Nike Inc., Class B                                      1,079,222          81,751,067
Unifi, Inc.(1)                                             42,921             125,759
-------------------------------------------------------------------------------------
                                                                    $      98,403,713
-------------------------------------------------------------------------------------

THRIFTS AND MORTGAGE FINANCE -- 1.0%

Countrywide Financial Corp.                               749,999   $      52,687,430
Fannie Mae                                                445,656          31,802,012
Freddie Mac                                               135,586           8,582,594
Golden West Financial Corporation                          21,845           2,323,216
GreenPoint Financial Corp.                              1,081,474          42,934,518
MGIC Investment Corp.                                      85,000           6,448,100
Radian Group, Inc.                                         30,800           1,475,320
Sovereign Bancorporation, Inc.                             23,766             525,229
Washington Mutual, Inc.                                   924,074          35,706,219
-------------------------------------------------------------------------------------
                                                                    $     182,484,638
-------------------------------------------------------------------------------------

TOBACCO -- 0.2%

Altria Group Inc.                                         691,248   $      34,596,962
UST, Inc.                                                     439              15,804
-------------------------------------------------------------------------------------
                                                                    $      34,612,766
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.2%

AT&T Wireless Services, Inc.(1)                         1,030,775   $      14,760,698
Nextel Communications, Inc., Class A(1)                    73,122           1,949,433
Telephone and Data Systems, Inc.                           70,844           5,044,093
Vodafone Group plc ADR                                    277,187           6,125,833
-------------------------------------------------------------------------------------
                                                                    $      27,880,057
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $14,798,536,115)                                $  18,099,747,049
-------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                                   SHARES   VALUE
-------------------------------------------------------------------------------------
MULTI-UTILITIES AND UNREGULATED POWER -- 0.0%

Enron Corp.(1)(2)                                          11,050   $          16,896
-------------------------------------------------------------------------------------
                                                                    $          16,896
-------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $4,500,777)                                     $          16,896
-------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                                  SHARES    VALUE
-------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.0%

Wachovia Corp. (Dividend Equalization Preferred
  Shares)(1)                                              166,518   $             499
-------------------------------------------------------------------------------------
                                                                    $             499
-------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $39,407)                                        $             499
-------------------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                                  SHARES    VALUE
-------------------------------------------------------------------------------------
BANKS -- 0.0%

Bank United Corp. (Litigation Contingent Payment
  Rights)(1)                                              102,072   $           7,145
-------------------------------------------------------------------------------------
                                                                    $           7,145
-------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.0%

Seagate Technology, Inc. (Tax Refund Rights)(1)(2)        197,392   $               0

                        See notes to financial statements

SECURITY                                                SHARES      VALUE
-------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%

McLeodUSA (Escrow Rights)(1)(2)                         1,592,200   $               0
-------------------------------------------------------------------------------------
                                                                    $               0
-------------------------------------------------------------------------------------

TOTAL RIGHTS
   (IDENTIFIED COST $50,596)                                        $           7,145
-------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------------
Investors Bank & Trust Company --
Time Deposit, 1.44%, 7/1/04                                56,777   $      56,775,000
-------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $56,775,000)                                 $      56,775,000
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
   (IDENTIFIED COST $14,859,901,895)                                $  18,156,546,589
-------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.2%                              $      30,035,563
-------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $  18,186,582,152
-------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3) Security subject to restrictions on resale (see Note 7).

                        See notes to financial statements

TAX-MANAGED GROWTH PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004

ASSETS

Investments, at value
   (identified cost, $14,859,901,895)                          $   18,156,546,589
Cash                                                                        1,235
Receivable for investments sold                                         7,767,941
Dividends and interest receivable                                      21,283,215
Tax reclaim receivable                                                  1,121,779
---------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   18,186,720,759
---------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                        $            7,726
Accrued expenses                                                          130,881
---------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $          138,607
---------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO      $   18,186,582,152
---------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals        $   14,889,899,544
Net unrealized appreciation (computed on the basis of
  identified cost)                                                  3,296,682,608
---------------------------------------------------------------------------------
TOTAL                                                          $   18,186,582,152
---------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $2,234,799)                   $      130,602,538
Interest                                                                  507,370
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $      131,109,908
---------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $       38,780,667
Trustees' fees and expenses                                                15,011
Custodian fee                                                             952,297
Legal and accounting services                                              43,202
Miscellaneous                                                              14,796
---------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $       39,805,973
---------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $               39
---------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $               39
---------------------------------------------------------------------------------

NET EXPENSES                                                   $       39,805,934
---------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $       91,303,974
---------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $      118,137,956
   Foreign currency transactions                                           28,383
---------------------------------------------------------------------------------
NET REALIZED GAIN                                              $      118,166,339
---------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $      397,556,948
   Foreign currency                                                        (9,463)
---------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $      397,547,485
---------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $      515,713,824
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $      607,017,798
---------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                 SIX MONTHS ENDED
INCREASE (DECREASE)                              JUNE 30, 2004       YEAR ENDED
IN NET ASSETS                                    (UNAUDITED)         DECEMBER 31, 2003
--------------------------------------------------------------------------------------
From operations --
   Net investment income                         $      91,303,974   $     163,045,716
   Net realized gain from investment
      transactions and foreign
      currency transactions                            118,166,339          70,909,770
   Net change in unrealized appreciation
      (depreciation) of investments and
      foreign currency                                 397,547,485       3,174,709,110
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     607,017,798   $   3,408,664,596
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     898,680,054   $   1,351,483,956
   Withdrawals                                        (928,704,705)     (1,722,081,135)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                          $     (30,024,651)  $    (370,597,179)
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                       $     576,993,147   $   3,038,067,417
--------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                           $  17,609,589,005   $  14,571,521,588
--------------------------------------------------------------------------------------
AT END OF PERIOD                                 $  18,186,582,152   $  17,609,589,005
--------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                 SIX MONTHS ENDED                             YEAR ENDED DECEMBER 31,
                                 JUNE 30, 2004         --------------------------------------------------------------------------
                                 (UNAUDITED)               2003           2002            2001            2000           1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of
  average daily net assets):
   Expenses                                  0.45%(2)          0.45%          0.45%           0.45%           0.45%          0.46%
   Expenses after custodian fee
    reduction                                0.45%(2)            --             --              --              --             --
   Net investment income                     1.02%(2)          1.05%          0.85%           0.64%           0.67%          0.72%
Portfolio Turnover                              2%               15%            23%             18%             13%            11%
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                              3.45%            23.88%        (19.52)%         (9.67)%            --             --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S OMITTED)                $     18,186,582      $ 17,609,589   $ 14,571,522    $ 18,335,865    $ 18,385,069   $ 15,114,649
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(2)  Annualized.

                        See notes to financial statements

TAX-MANAGED GROWTH PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains or losses, and any other items of income, gain, loss, deduction or credit.

   C FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   D PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   E SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Fund enters into agreements with the service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2004, credit balances of $39 were used to reduce the Portfolio's custodian fee.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 0.625% annually of average daily net assets of the Portfolio up to $500,000,000 and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the

   Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and shareholder approval. For the six months ended June 30, 2004, the advisory fee was 0.44% (annualized) of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   For the six months ended June 30, 2004, purchases and sales of investments, other than short-term obligations, aggregated $307,769,472 and $443,055,837, respectively. In addition, investments having an aggregate market value of $349,398,453 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2004, investors contributed securities with a value of $607,300,845.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                       $  5,054,531,230
   -----------------------------------------------------
   Gross unrealized appreciation        $ 13,105,404,630
   Gross unrealized depreciation              (3,389,271)
   -----------------------------------------------------
   NET UNREALIZED APPRECIATION          $ 13,102,015,359
   -----------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.1% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

7  RESTRICTED SECURITIES

   At June 30, 2004, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are eligible for resale after December 17, 2004. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                   DATE OF
   DESCRIPTION                     ACQUISITION        SHARES           COST          FAIR VALUE
   ----------------------------------------------------------------------------------------------
   COMMON STOCKS

   Applied Materials, Inc.          12/17/03          543,250    $   11,575,935    $   10,653,236
   KLA-Tencor Corp.                 12/17/03           50,000         2,744,377         2,467,148
   Sysco Corp.                      12/17/03           32,036         1,157,644         1,148,269
   Sysco Corp.                        3/3/04           25,000           994,756           895,741
   ----------------------------------------------------------------------------------------------
                                                                 $   16,472,712    $   15,164,394
   ----------------------------------------------------------------------------------------------

INVESTMENT MANAGEMENT


EATON VANCE TAX-MANAGED GROWTH FUND 1.0

        OFFICERS

        Duncan W. Richardson
        President

        Thomas E. Faust Jr.
        Vice President

        Michelle A. Alexander
        Treasurer

        Alan R. Dynner
        Secretary

        TRUSTEES

        James B. Hawkes

        Samuel L. Hayes, III

        William H. Park

        Ronald A. Pearlman

        Norton H. Reamer

        Lynn A. Stout

TAX-MANAGED GROWTH PORTFOLIO

        OFFICERS

        Duncan W. Richardson
        President and Portfolio Manager

        Thomas E. Faust Jr.
        Vice President

        Michelle A. Alexander
        Treasurer

        Alan R. Dynner
        Secretary

        TRUSTEES

        James B. Hawkes

        Samuel L. Hayes, III

        William H. Park

        Ronald A. Pearlman

        Norton H. Reamer

        Lynn A. Stout

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               INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

            ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND 1.0
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                   PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                 P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                     EATON VANCE TAX-MANAGED GROWTH FUND 1.0
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

157-8/04                                                                  TGSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SERIES TRUST (ON BEHALF OF EATON VANCE TAX-MANAGED GROWTH FUND 1.0)


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ Michelle A. Alexander
       -------------------------
       Michelle A. Alexander
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  August 13, 2004
       ---------------